Stock-Based Awards - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issuable Under Options, Outstanding, Beginning balance		564,636	1,040,307
Shares Issuable Under Options, Granted	87,241		588,775	1,040,307
Shares Issuable Under Options, Exercised		(1,135,974)	(935,348)	0
Shares Issuable Under Options, Forfeited			(123,884)
Shares Issuable Under Options, Expired			(5,214)
Shares Issuable Under Options, Outstanding, Ending balance	564,636		564,636	1,040,307
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.32	$ 0.25
Shares Issuable Under Options, vested and expected to vest,Ending balance	542,040		542,040
Weighted Average Exercise Price, Granted	$ 0.40		$ 0.40	$ 0.25
Shares Issuable Under Options, exercisable, Ending balance	564,636		564,636
Weighted Average Exercise Price, Exercised			$ 0.28
Weighted Average Exercise Price, Forfeited			$ 0.42
Weighted Average Exercise Price, Expired			$ 0.43
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.32		$ 0.32	$ 0.25
Weighted Average Exercise Price, vested and expected to vest, Ending balance	$ 0.32		$ 0.32
Weighted Average Exercise Price, exercisable, Ending balance	$ 0.32		$ 0.32
Weighted Average Remaining Contractual Term, Outstanding			9 years
Weighted Average Remaining Contractual Term, Options vested and expected to vest			9 years
Weighted Average Remaining Contractual Term, Options exercisable			9 years
Aggregate Intrinsic Value, Outstanding, Ending balance	$ 1,286		$ 1,286
Aggregate Intrinsic Value, Options vested and expected to vest, Ending balance	1,234		1,234
Aggregate Intrinsic Value, Options exercisable, Ending balance	1,286		1,286
2010 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issuable Under Options, Outstanding, Beginning balance		564,636
Shares Issuable Under Options, Granted		231,445
Shares Issuable Under Options, Exercised		(232,715)
Shares Issuable Under Options, Forfeited		(15,040)
Shares Issuable Under Options, Expired		(9,229)
Shares Issuable Under Options, Outstanding, Ending balance	564,636	539,097	564,636
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.32
Weighted Average Exercise Price, Granted		$ 1.39
Weighted Average Exercise Price, Exercised		$ 0.42
Weighted Average Exercise Price, Forfeited		$ 0.40
Weighted Average Exercise Price, Expired		$ 0.43
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.32	$ 0.72	$ 0.32
Weighted Average Remaining Contractual Term, Outstanding		4 years 10 months 28 days	9 years
Aggregate Intrinsic Value, Outstanding, Ending balance		8,422
2013 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issuable Under Options, Outstanding, Beginning balance
Shares Issuable Under Options, Granted		319,782
Shares Issuable Under Options, Exercised
Shares Issuable Under Options, Forfeited
Shares Issuable Under Options, Expired
Shares Issuable Under Options, Outstanding, Ending balance		319,782
Weighted Average Exercise Price, Outstanding, Beginning balance
Weighted Average Exercise Price, Granted		$ 6.11
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Expired
Weighted Average Exercise Price, Outstanding, Ending balance		$ 6.11
Weighted Average Remaining Contractual Term, Outstanding		9 years 9 months
Aggregate Intrinsic Value, Outstanding, Ending balance		$ 3,272